LEASES Q - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Leases [Abstract]
Operating lease costs	$ 1,400,000	$ 1,500,000	$ 4,400,000	$ 4,500,000
Variable lease costs	$ 0	$ 0	$ 0	$ 0